Cover	Sep. 25, 2026
Entity Addresses [Line Items]
Amendment Flag	true
Entity Central Index Key	0002131124
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	Elevation Acquisition Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19505 Biscayne Blvd
Entity Address, Address Line Two	Suite 2350
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(212)
Local Phone Number	785-4680
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	19505 Biscayne Blvd
Entity Address, Address Line Two	Suite 2350
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(212)
Local Phone Number	785-8090
Contact Personnel Name	Anthony J. Sarkis